ACQUISITIONS (Schedule of estimated fair values of the assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 11, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill		$ 247,975		$ 195,527	$ 189,265
Hivestack [Member]
Business Acquisition [Line Items]
Property and equipment, net	[1]		$ 8,853
Deferred Taxes			(3,806)
Goodwill			52,448
Net assets acquired			106,931
Hivestack [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets			35,072
Hivestack [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets			11,206
Hivestack [Member] | Tradename [Member]
Business Acquisition [Line Items]
Intangible assets			$ 3,158

[1]	Includes cash in the amount of $5,010.